Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Earnings (Loss) Per Share	EARNINGS (LOSS) PER SHARE
Basic earnings per share are calculated by dividing profit attributable to our ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.
Diluted earnings per share is calculated by adjusting profit attributable to ordinary shareholders and the weighted average number of ordinary shares outstanding, for the effects of all potentially dilutive ordinary shares (share warrants, free shares, stock options, OCEANE convertible bonds).
The components of the earnings (loss) per share computation are as follows:

Earnings per share	Year ended
	2019/12/31	2020/12/31	2021/12/31

Profit (loss) for the period (in € thousands)	(65,144)	(101,221)	67,259
Weighted average number of ordinary shares used to calculate basic earnings (loss) per share	36,987,982	38,858,617	44,739,756
Basic earnings (loss) per share (€/share)	(1.76)	(2.60)	1.51
Weighted average number of ordinary shares used to calculate diluted earnings (loss) per share	36,987,982	38,858,617	55,613,634
Diluted earnings (loss) per share (€/share)	(1.76)	(2.60)	1.23